Annual Fund Operating Expenses	12 Months Ended
Sep. 30, 2011
Vanguard Capital Opportunity Fund - Investor Shares | Vanguard Capital Opportunity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.45%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.48%
Vanguard Strategic Equity Fund - Investor Shares | Vanguard Strategic Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.28%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.33%
Vanguard Global Equity Fund - Investor Shares | Vanguard Global Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.49%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.54%
Vanguard Strategic Small-Cap Equity Fund - Investor Shares | Vanguard Strategic Small-Cap Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.34%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	0.43%
Vanguard Capital Opportunity Fund - Admiral Shares | Vanguard Capital Opportunity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.39%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.41%